Contingent Liabilities, Commitments, Claims and Liens (Details Textual) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended											12 Months Ended
	Oct. 04, 2018	Aug. 13, 2018	Dec. 11, 2017	Dec. 04, 2017	Oct. 03, 2017	Jul. 10, 2017	Apr. 11, 2017	Jun. 07, 2016	Apr. 24, 2018	Nov. 30, 2017	Nov. 16, 2017	Aug. 25, 2017	May 31, 2017	Mar. 31, 2017	Nov. 22, 2016	Aug. 18, 2016	May 31, 2016	Feb. 29, 2016	May 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
License agreement pay amount				$ 106			$ 122		$ 75
Funds for research development																		62
Patent expiration date								Dec. 31, 2037									Dec. 31, 2029	Dec. 31, 2035
Stock option granted purchase of shares																			3,876,000	11,926,154	7,760,256
Common stock issued																	200,000
Commitment payments, description					The study was commenced in the second quarter of 2018. The expenses that were paid to Assuta during 2018 amounted to $20 thousand. The Company estimates that future expenses due to the agreement will aggregate to approximately $35 thousand.						The Company paid FGK $394 thousand due to the agreement. As of December 31, 2018, the agreement was on hold. Additional payments in the aggregate amount of $214 thousand are expected in the future.						(i) $25 thousand upon the successful completion of preclinical trials (which milestone was met in November 2016; this payment was paid in cash in March 2017); (ii) $75 thousand upon the successful completion of a Phase I/IIa trial; and (iii) $75 thousand upon the earlier of generating net revenues of at least $200 thousand from the commercialization of the technology or the approval of the FDA or the European Medicines Agency, of a drug based on the licensed assets. In each case, and subject to the Company's discretion, the respective milestone payments are payable in cash or equity based on a price per ordinary share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets.			The claims are in an amount aggregating to approximately $789 thousand. THR is looking to settle all claims and as of December 31, 2018, has recorded a provision of $250 thousand.
Lease payments																					$ 186
Operating lease, Square meters						200
Lease payments for offices																					24
Aggregating obligated to pay fees																		$ 3,500
Payment of monetary sanction													$ 17			$ 43					$ 43
Monetary sanctions by ISA higher than amount													20
Converted into ordinary shares										19,000,000
Total agreement estimating in amount		$ 835	$ 100		$ 65		$ 776				$ 66		$ 23		$ 230
License agreement expires description																		Repayment Of Credit Line
Monthly rental amount						$ 6
Exercisable term																			90 days		12 months
Payment of milestones amount														$ 1,000
Provision				$ 120
PK study paid												$ 89
Description of new license agreement	The Company paid Yissum a total amount of $50 thousand due to the New License Agreement. The Company estimates that the expenses due to the research program of the New License Agreement and additional reimbursement for historical patent costs will be approximately $135 thousand.
Description of therapix operating lease agreements																				On July 10, 2017, a three-year (effective on August 1, 2017), lease agreement was signed with a third party (the "Lease Agreement") for an area of approximately 167 square meters in order to relocated the Company's offices from the Azrieli Center in Tel-Aviv to Hashahar tower in Givataaim. The monthly lease fee according to the Lease Agreement was set at approximately $6 thousand, linked to the NIS and Israeli CPI. The total rent expenses for the year ended on December 31, 2018, were approximately $72 thousand. As of December 31, 2018, the minimum lease payments for the following 19 months under the Lease Agreement are expected to be in the total amount of approximately $114 thousand.
THR operating lease agreements, Description																				THR had seven operating lease agreements for its headquarters, lab and clinics in different states and cities in the U.S., in which the main lease agreement is for THR's headquarters and lab in Brentwood, Tennessee, which is estimated at $31 thousand per month, and is the longest agreement signed, which secured THR's usage of the buildings until August 2028. THR's total rent and related expenses since the Acquisition Date up until December 31, 2018, were approximately $253 thousand.
NIS [Member]
Statement Line Items [Line Items]
Stock option, exercise price																	$ 0.5		$ 0.5		$ 0.65
Payment of monetary sanction																$ 150
Monetary sanctions divided per share													$ 0.5
NIS [Member] | Dekel [Member]
Statement Line Items [Line Items]
Aggregate consideration value																					$ 50
ADSs [Member]
Statement Line Items [Line Items]
Converted into ordinary shares										475,000
Capital [member]
Statement Line Items [Line Items]
Percentage of second option																					65.00%